Supplemental Disclosure to Statements of Cash Flows (Supplemental Disclosures) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Significant Noncash Transactions [Line Items]
Write-off of costs related to early debt extinguishment	$ 0	$ 0	$ 219,000
Unrealized (loss) gain on cash flow hedge	(3,700,000)	605,000	410,000
Capitalized equity-based compensation	972	1,096	1,221
Redemption of noncontrolling interests - common units	0	152	132
Continuing Operations
Other Significant Noncash Transactions [Line Items]
Write-off of fully depreciated/amortized property and deferred costs - properties included in continuing operations	49,992,000	24,754,000	31,881,000
Write-off of depreciated property and deferred costs due to sale/demolition - properties included in continuing operations	20,272,000	15,760,000	461,480,000
Changes in accrued development capital expenditures - properties included in continuing operations	12,105,000	14,037,000	(12,733,000)
Discontinued operations
Other Significant Noncash Transactions [Line Items]
Write-off of fully depreciated/amortized property and deferred costs - properties included in continuing operations	424,000	7,182,000	9,525,000
Write-off of depreciated property and deferred costs due to sale/demolition - properties included in continuing operations	143,572,000	17,335,000	0
Changes in accrued development capital expenditures - properties included in continuing operations	$ (4,907,000)	$ (1,696,000)	$ 1,365,000